UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.7% of Net Assets
Non-Convertible Bonds – 96.6%
	ABS Car Loan – 1.7%
$ 2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	$2,331,017
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,816,926
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,915,280
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,493,613
220,573	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	230,020
1,989,656	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	1,979,103
4,195,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.940%, 12/15/2016	4,231,941
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,439,570
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,103,155
4,085,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/2017	4,102,586
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,853,923

		26,497,134

	ABS Credit Card – 0.6%
9,300,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,632,270

	ABS Home Equity – 0.5%
522,016	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.744%, 2/25/2037(c)	508,593
396,598	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	405,386
6,764,360	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	6,247,638

		7,161,617

	ABS Other – 0.7%
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,791,252
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,601,722

		10,392,974

	Aerospace & Defense – 0.4%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,352,225
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,642,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 2,265,000	Oshkosh Corp., 8.250%, 3/01/2017	$2,412,225

		6,407,250

	Airlines – 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,276,787
1,140,141	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,219,951

		4,496,738

	Automotive – 2.4%
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,408,753
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	547,955
8,420,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	9,529,697
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	892,947
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	1,983,923
3,405,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	3,987,722
5,200,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,655,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,331,783
3,450,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	3,577,081

		36,914,861

	Banking – 6.8%
5,615,000	Ally Financial, Inc., 5.500%, 2/15/2017	5,866,608
7,800,000	Ally Financial, Inc., 6.250%, 12/01/2017	8,344,206
9,090,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	9,226,350
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,672,390
14,305,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	15,252,892
6,665,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	6,481,712
3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	3,647,397
2,585,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	2,851,289
2,205,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	2,477,589
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,641,614
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,604,287

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$ 6,285,000	Hana Bank, 4.250%, 6/14/2017, 144A	$6,536,633
5,730,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	6,538,858
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,200,869
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	1,086,531
9,645,000	Morgan Stanley, 5.750%, 1/25/2021	10,469,185
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	676,234
660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	704,766
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	2,867,641
6,930,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	6,733,188

		104,880,239

	Building Materials – 0.2%
3,640,000	USG Corp., 6.300%, 11/15/2016	3,712,800

	Chemicals – 2.1%
2,705,000	Ashland, Inc., 3.875%, 4/15/2018, 144A	2,677,950
8,125,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	7,688,281
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,235,354
575,000	Methanex Corp., 5.250%, 3/01/2022	602,746
6,035,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	5,914,300
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,393,800
4,190,000	PolyOne Corp., 5.250%, 3/15/2023, 144A	4,127,150
840,000	RPM International, Inc., 3.450%, 11/15/2022	783,655
4,510,000	RPM International, Inc., 6.125%, 10/15/2019	5,179,789

		32,603,025

	Collateralized Mortgage Obligations – 0.2%
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,590,642

	Commercial Mortgage-Backed Securities – 5.3%
132,960	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	134,431
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.793%, 4/10/2049(c)	1,871,183

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$ 458,451	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.853%, 6/11/2040(c)	$464,105
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.339%, 12/10/2049(c)	1,141,289
100,333	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	100,252
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,768,302
2,335,213	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.871%, 6/15/2039(c)	2,595,190
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.954%, 9/15/2039(c)	3,902,745
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,082,511
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.253%, 2/15/2041(c)	6,602,928
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.056%, 7/10/2038(c)	471,093
705,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	789,570
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,102,409
13,285,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.982%, 8/10/2045(c)	14,804,246
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,304,200
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,568,541
2,650,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	2,936,052
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,744,490
365,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.763%, 4/12/2049(c)	395,457
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,058,895
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,262,611
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.816%, 6/11/2042(c)	344,834
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.459%, 1/11/2043(c)	1,365,766
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,105,095
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,286,516
10,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	11,953,408

		81,156,119

	Consumer Cyclical Services – 0.1%
2,165,000	Service Corp International, 5.375%, 1/15/2022, 144A	2,159,588

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.4%
$ 1,110,000	Avon Products, Inc., 4.600%, 3/15/2020	$1,122,271
1,546,000	Whirlpool Corp., 6.500%, 6/15/2016	1,742,210
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,813,026

		6,677,507

	Diversified Manufacturing – 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,287,450
2,075,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	2,223,362
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	7,478,700

		10,989,512

	Electric – 1.0%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,602,350
4,510,000	Enersis S.A., 7.375%, 1/15/2014	4,636,880
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,305,158
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,040,300
4,435,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	4,313,037

		14,897,725

	Financial Other – 0.5%
9,105,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	7,989,638

	Food & Beverage – 1.1%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,551,000
3,665,000	Constellation Brands, Inc., 3.750%, 5/01/2021	3,431,356
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,273,000
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,333,500
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	3,812,738

		17,401,594

	Government Owned – No Guarantee – 6.6%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,296,125
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	6,948,483
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	3,616,997

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned – No Guarantee – continued
$ 3,560,000	CNOOC Finance 2013 Ltd., 4.250%, 5/09/2043	$2,985,220
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,142,455
5,835,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	6,301,800
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	726,513
3,600,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	3,906,000
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,120,362
13,680,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,564,116
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,145,675
16,590,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	14,350,350
4,515,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	3,918,794
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	7,253,183
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,128,750
3,840,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	3,990,912
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,639,537
12,595,000	Tennessee Valley Authority, 3.500%, 12/15/2042	10,574,145

		100,609,417

	Healthcare – 1.0%
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,611,600
8,800,000	HCA, Inc., 7.500%, 2/15/2022	9,746,000
575,000	HCA, Inc., 7.500%, 12/15/2023	598,000
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,330,240

		15,285,840

	Home Construction – 0.1%
3,860,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A(l)	1,312,400

	Hybrid ARMs – 0.0%
160,511	FHLMC, 6.101%, 11/01/2036(c)	169,704
129,943	FNMA, 2.029%, 2/01/2037(c)	135,880

		305,584

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 1.5%
$ 3,530,000	Continental Resources, Inc., 4.500%, 4/15/2023, 144A	$3,432,925
4,036,000	Denbury Resources, Inc., 6.375%, 8/15/2021	4,237,800
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	4,984,650
5,280,000	QEP Resources, Inc., 5.250%, 5/01/2023	5,148,000
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,355,775
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,735,250

		22,894,400

	Industrial Other – 2.4%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,496,000
4,380,000	CBRE Services, Inc., 5.000%, 3/15/2023	4,150,050
13,820,000	Deluxe Corp., 6.000%, 11/15/2020	14,303,700
4,525,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	4,253,500
8,710,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	8,892,588
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	2,977,071

		36,072,909

	Media Cable – 1.3%
5,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021, 144A	5,053,050
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,091,012
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	532,441
2,825,000	Lynx II Corp., 6.375%, 4/15/2023, 144A	2,846,188
7,760,000	NBCUniversal Enterprise, Inc., 5.250%, 12/19/2049, 144A	7,760,000

		19,282,691

	Media Non-Cable – 0.6%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,320,005
4,284,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	4,690,980

		9,010,985

	Metals & Mining – 2.4%
890,000	Alcoa, Inc., 5.400%, 4/15/2021	866,338
5,075,000	Alcoa, Inc., 6.150%, 8/15/2020	5,198,282

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 1,335,000	APERAM, 7.375%, 4/01/2016, 144A	$1,294,322
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,216,000
7,980,000	ArcelorMittal, 7.250%, 3/01/2041	7,461,300
485,000	ArcelorMittal, 7.500%, 10/15/2039	460,750
4,640,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018, 144A	4,412,993
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	2,944,408
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,521,411
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023, 144A	1,416,100
3,440,000	United States Steel Corp., 7.375%, 4/01/2020	3,388,400

		36,180,304

	Mortgage Related – 9.6%
7,044,969	FHLMC, 3.000%, with various maturities from 2026 to 2043(d)	6,978,768
27,099,641	FHLMC, 3.500%, with various maturities from 2042 to 2043(d)	27,493,994
11,736,230	FHLMC, 4.000%, with various maturities in 2041(d)	12,234,006
7,696,475	FHLMC, 4.500%, with various maturities from 2034 to 2039(d)	8,104,785
406,272	FHLMC, 5.000%, 8/01/2035	434,457
5,709,289	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	6,133,006
44,388	FHLMC, 6.000%, 6/01/2035	49,533
13,116,071	FNMA, 3.000%, with various maturities from 2027 to 2042(d)	12,873,021
9,238,169	FNMA, 3.500%, with various maturities from 2026 to 2042(d)	9,401,747
10,496,475	FNMA, 4.000%, with various maturities from 2040 to 2041(d)	10,944,784
11,552,706	FNMA, 4.500%, with various maturities from 2039 to 2041(d)	12,257,062
9,612,506	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	10,391,755
3,981,843	FNMA, 5.500%, with various maturities from 2036 to 2038(d)	4,326,617
1,846,386	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	2,036,544
77,920	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	88,863
68,118	FNMA, 7.000%, with various maturities in 2030(d)	79,548
85,664	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	99,764

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$ 7,130,000	FNMA (TBA), 2.500%, 7/01/2028(e)	$7,171,220
13,340,000	FNMA (TBA), 3.500%, 7/01/2043(e)	13,542,184
1,559,098	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,698,826
269,033	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	299,174
187,497	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	214,439
153,482	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	178,105
47,265	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	53,264
12,462	GNMA, 8.000%, 11/15/2029	12,754
56,580	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	57,687
4,141	GNMA, 9.000%, with various maturities in 2016(d)	4,201
6,964	GNMA, 11.500%, with various maturities in 2015(d)	7,013

		147,167,121

	Non-Captive Consumer – 1.4%
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,149,500
18,095,000	SLM Corp., MTN, 6.250%, 1/25/2016	19,180,700
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	30,975
120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	116,393
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,259,850

		21,737,418

	Non-Captive Diversified – 2.8%
2,335,000	CIT Group, Inc., 5.000%, 5/15/2017	2,384,619
6,650,000	CIT Group, Inc., 5.375%, 5/15/2020	6,807,937
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,177,172
7,150,000	General Electric Capital Corp., 5.300%, 2/11/2021	7,843,343
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	6,852,600
8,195,000	International Lease Finance Corp., 5.750%, 5/15/2016	8,421,461
7,215,000	International Lease Finance Corp., 6.250%, 5/15/2019	7,413,412
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	201,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$ 830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	$844,525

		42,946,469

	Oil Field Services – 2.4%
2,870,000	FMC Technologies, Inc., 3.450%, 10/01/2022	2,749,271
4,045,000	Nabors Industries, Inc., 4.625%, 9/15/2021	3,976,178
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,626,038
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	6,689,375
4,070,000	Rowan Cos., Inc., 5.000%, 9/01/2017	4,398,848
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,598,998
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,460,375
10,590,000	Transocean, Inc., 6.500%, 11/15/2020	11,920,199

		37,419,282

	Packaging – 0.4%
3,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	3,184,938
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,653,325

		5,838,263

	Paper – 1.9%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,772,856
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,093,090
1,111,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,387,816
3,535,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	4,501,713
6,451,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,317,926
2,850,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	3,671,578
1,685,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,353,763
4,015,000	Rock Tenn Co., 4.000%, 3/01/2023	3,868,605

		28,967,347

	Pharmaceuticals – 1.4%
12,180,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	12,042,975
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	130,163

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 4,130,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	$4,233,250
4,750,000	Zoetis, Inc., 4.700%, 2/01/2043, 144A	4,435,849

		20,842,237

	Pipelines – 1.8%
9,530,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	9,636,222
2,620,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	2,794,036
7,840,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	8,231,208
8,510,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	7,531,350

		28,192,816

	Property & Casualty Insurance – 0.8%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,230,029
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,556,541
3,250,000	Willis North America, Inc., 6.200%, 3/28/2017	3,619,350
3,170,000	Willis North America, Inc., 7.000%, 9/29/2019	3,640,783

		12,046,703

	Refining – 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,427,973
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	6,752,520

		10,180,493

	Retailers – 1.2%
14,985,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	15,018,072
4,205,000	SACI Falabella, 3.750%, 4/30/2023, 144A	3,847,575

		18,865,647

	Sovereigns – 2.6%
6,438,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	7,017,420
9,160,000	Romanian Government International Bond, 4.375%, 8/22/2023, 144A	8,702,183
24,985,000	Spain Government International Bond, 4.000%, 3/06/2018, 144A	24,592,736

		40,312,339

	Supermarket – 0.6%
8,660,000	Delhaize Group S.A., 4.125%, 4/10/2019	8,920,683

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – 0.6%
18,970,000	Inter-American Development Bank, EMTN, 8.000%, 1/26/2016, (MXN)	$1,606,033
87,705,000	International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	6,804,567

		8,410,600

	Technology – 2.5%
250,000	Amphenol Corp., 4.000%, 2/01/2022	249,486
8,080,000	Apple, Inc., 3.850%, 5/04/2043	7,176,914
8,939,000	Audatex North America, Inc., 6.000%, 6/15/2021, 144A	8,916,652
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	4,664,164
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,238,300
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,167,789
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,662,816
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	71,443
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	412,688
8,290,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	8,813,207

		38,373,459

	Textile – 0.1%
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	1,161,563

	Tobacco – 0.8%
10,480,000	Reynolds American, Inc., 7.250%, 6/15/2037	12,468,517

	Transportation Services – 0.2%
1,990,000	Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,200,544

	Treasuries – 16.5%
11,645,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	16,263,160
5,090,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	41,419,384
1,783,000(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)(b)	15,173,151
224,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	4,929,244
300,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	7,762,431
23,385,000	Portugal Obrigacoes do Tesouro OT, 5.650%, 2/15/2024, 144A, (EUR)	28,311,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
4,930,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	$6,884,299
13,430,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	19,007,257
16,240,000	U.S. Treasury Bond, 2.750%, 8/15/2042	14,017,150
18,345,000	U.S. Treasury Bond, 2.875%, 5/15/2043	16,235,325
10,350,000	U.S. Treasury Bond, 3.000%, 5/15/2042(b)	9,434,667
2,910,000	U.S. Treasury Bond, 3.125%, 2/15/2042	2,724,488
18,005,000	U.S. Treasury Bond, 3.125%, 2/15/2043	16,806,551
21,435,000	U.S. Treasury Bond, 3.750%, 8/15/2041	22,630,666
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,188,635
11,760,000	U.S. Treasury Note, 1.625%, 8/15/2022	11,033,267
1,320,000	U.S. Treasury Note, 2.000%, 2/15/2022	1,291,022
1,155,000	U.S. Treasury Note, 2.125%, 8/15/2021	1,150,308
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020(b)	14,118,463

		253,380,849

	Wireless – 2.0%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,487,676
8,890,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	8,460,604
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	3,725,886
3,780,000	Softbank Corp., 4.500%, 4/15/2020, 144A	3,642,975
13,920,000	Sprint Capital Corp., 6.875%, 11/15/2028	13,363,200

		30,680,341

	Wirelines – 5.4%
11,612,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	10,683,040
6,810,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,188,928
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,085,650
5,470,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	5,169,150
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,816,375
12,473,000	Embarq Corp., 7.995%, 6/01/2036	13,160,836

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	$1,525,781
5,680,000	Frontier Communications Corp., 8.500%, 4/15/2020	6,262,200
2,420,000	Frontier Communications Corp., 8.750%, 4/15/2022	2,637,800
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	410,850
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,198,627
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,187,500
3,145,000	Telefonica Emisiones SAU, 3.992%, 2/16/2016	3,243,451
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,130,124
986,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,016,511
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	5,899,920
5,910,000	Windstream Corp., 7.500%, 4/01/2023	5,998,650

		82,615,393

	Total Non-Convertible Bonds (Identified Cost $1,493,744,754)	1,481,243,847

Convertible Bonds – 0.1%
	Wirelines – 0.1%
13,238,400	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(g)(h)(i) (Identified Cost $1,324,246)	1,717,510

	Total Bonds and Notes (Identified Cost $1,495,069,000)	1,482,961,357

Senior Loans – 3.7%
	Automotive – 0.4%
259,303	Affinia Group Intermediate Holdings, Inc., Term Loan B1, 3.500%, 4/25/2016(c)	259,303
1,166,865	Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 4/27/2020(c)	1,162,489
4,852,838	TI Group Automotive Systems LLC, Term Loan B, 5.500%, 3/27/2019(c)	4,898,357

		6,320,149

	Building Materials – 0.4%
6,343,000	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	6,290,670

	Chemicals – 0.6%
4,890,506	Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.500%, 3/19/2020(c)	4,906,058

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Chemicals – continued
$ 4,188,503	Axalta Coating Systems US Holdings, Inc., Term Loan, 4.750%, 2/03/2020(c)	$4,184,859

		9,090,917

	Consumer Products – 0.3%
4,275,306	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(c)	4,234,348

	Diversified Manufacturing – 0.2%
3,040,720	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(c)	3,021,716

	Electric – 0.7%
10,510,000	NRG Energy, Inc., Refi Term Loan B, 7/02/2018(j)	10,398,384

	Entertainment – 0.1%
1,816,000	WMG Acquisition Corp., New Term Loan, 3.750%, 7/01/2020(c)	1,802,380

	Food & Beverage – 0.2%
2,796,990	Dole Food Company, Inc., New Term Loan, 3.752%, 4/01/2020(k)	2,780,012

	Media Cable – 0.2%
3,677,000	Charter Communications Operating LLC, Term Loan E, 7/01/2020(j)	3,628,169

	Metals & Mining – 0.2%
3,659,289	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	3,639,858

	Packaging – 0.3%
3,807,000	Pact Group Pty Ltd., Term Loan B, 3.750%, 5/29/2020(c)	3,778,448

	Technology – 0.1%
541,854	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(c)	546,004
1,193,081	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(c)	1,202,530

		1,748,534

	Total Senior Loans (Identified Cost $56,759,442)	56,733,585

Shares
Preferred Stocks – 0.1%
	Banking – 0.1%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,763,187
532	Ally Financial, Inc., Series G, 7.000%, 144A	505,649

		2,268,836

Shares	Description	Value (†)
Preferred Stocks – continued
	Non-Captive Consumer – 0.0%
5,510	SLM Corp., Series A, 6.970%	$272,249

	Total Preferred Stocks (Identified Cost $2,068,801)	2,541,085

Principal Amount (‡)
Short-Term Investments – 0.9%
$ 3,224,554	Repurchase Agreement with State Street Bank and Trust Company, dated 6/28/2013 at 0.010% to be repurchased at $3,224,557 on 7/01/2013 collateralized by $3,595,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $3,386,438 including accrued interest(m)	3,224,554
10,466,389	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2013 at 0.000% to be repurchased at $10,466,389 on 7/01/2013 collateralized by $10,735,000 U.S. Treasury Note, 0.625% due 8/31/2017 valued at $10,533,719; $115,000 U.S. Treasury Bond, 5.250% due 2/15/2029 valued at $148,160 including accrued interest(m)	10,466,389

	Total Repurchase Agreements (Identified Cost $13,690,943)	13,690,943

	Total Investments – 101.4% (Identified Cost $1,567,588,186)(a)	1,555,926,970
	Other assets less liabilities – (1.4)%	(22,167,137)

	Net Assets – 100.0%	$1,533,759,833

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2013, the net unrealized depreciation on investments based on a cost of $1,571,964,007 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$31,080,200
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(47,117,237)

Net unrealized depreciation	$(16,037,037)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2013 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At June 30, 2013, the value of this security amounted to $1,717,510 or 0.1% of net assets.

(h)	Fair valued by the Fund’s investment adviser. At June 30, 2013, the value of this security amounted to $1,717,510 or 0.1% of net assets.
(i)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(j)	Position is unsettled. Contract rate was not determined at June 30, 2013 and does not take effect until settlement date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at June 30, 2013.
(l)	Non-income producing security.
(m)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the value of Rule 144A holdings amounted to $437,366,989 or 28.5% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$1,791,252	$8,601,722	$10,392,974
Airlines	—	—	4,496,738	4,496,738
All Other Non-Convertible Bonds*	—	1,466,354,135	—	1,466,354,135
Total Non-Convertible Bonds	—	1,468,145,387	13,098,460	1,481,243,847

Convertible Bonds*	—	—	1,717,510	1,717,510

Total Bonds and Notes	—	1,468,145,387	14,815,970	1,482,961,357

Senior Loans*	—	56,733,585	—	56,733,585
Preferred Stocks*	2,035,436	505,649	—	2,541,085
Short-Term Investments	—	13,690,943	—	13,690,943

Total	$2,035,436	$1,539,075,564	$14,815,970	$1,555,926,970

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or June 30, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$—	$8,601,722	$—	$—	$—	$8,601,722	$—
Airlines	—	452	243	(94,886)	—	(38,474)	4,629,403	—	4,496,738	(94,886)
Convertible Bonds
Wirelines	—	1,928	(18)	393,265	2,644,671	(1,322,336)	—	—	1,717,510	393,265

Total	$—	$2,380	$225	$298,379	$11,246,393	$(1,360,810)	$4,629,403	$—	$14,815,970	$298,379

Debt securities valued at $4,629,403 were transferred from Level 2 to Level 3 during the period ended June 30, 2013. At June 30, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price securities.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2013 (Unaudited)

Treasuries	16.5%
Mortgage Related	9.6
Banking	6.9
Government Owned - No Guarantee	6.6
Wirelines	5.5
Commercial Mortgage-Backed Securities	5.3
Automotive	2.8
Non-Captive Diversified	2.8
Chemicals	2.7
Sovereigns	2.6
Technology	2.6
Metals & Mining	2.6
Oil Field Services	2.4
Industrial Other	2.4
Wireless	2.0
Other Investments, less than 2% each	27.2
Short-Term Investments	0.9

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2013